Selling, General And Administrative	6 Months Ended
Jun. 30, 2017
Selling General And Administrative
SELLING, GENERAL AND ADMINISTRATIVE

The following table summarizes the detail of selling, general and administrative expense for the three-month and six-month periods end June 30, 2017 and 2016:

	Three-months ended June 30,		Six-months ended June 30,
	2017	2016	2017	2016
Selling, general and administrative:
Compensation and related costs	801,162	-	923,092	-
Advertising and marketing	242,906	-	269,036	-
Professional fees	186,188	8,200	532,445	14,973
Technology development	108,694	-	186,702	-
General and administrative	370,017	2,625	452,899	6,456
	$1,708,967	$10,825	$2,364,174	$21,429